Warrants	12 Months Ended
Dec. 31, 2020
Warrants [Abstract]
WARRANTS
14.	WARRANTS

On April 28, 2016, the Company signed Share Purchase Agreement (“SPA”) with Hangzhou Lianluo. In this SPA, Hangzhou Lianluo is entitled with 125,000 warrants to acquire from the Company 125,000 common shares at purchase price of $17.60 per share. The warrants will be exercisable at any time. The Company recognized the warrants as a derivative liability because warrants can be settled in cash. Warrants are remeasured at fair value with changes in fair value recorded in earnings in each reporting period.

There was a total of 125,000 warrants issued and outstanding as of December 31, 2020 and 2019.

The fair value of the outstanding warrants was calculated using the Black Scholes Model with the following assumptions:

	December 31,
	2020	2019	2018
Market price per share (USD/share)	$4.15	$3.12	9.04
Exercise price (USD/share)	17.60	17.60	17.60
Risk free rate	0.41%	1.81%	2.60%
Dividend yield	0%	0%	0%
Expected term/Contractual life (years)	5.3	6.3	7.3
Expected volatility	341.88%	279.93%	256.20%

The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 3 inputs:

	December 31,
	2020	2019	2018-
Beginning balance	$389,630	$1,129,246	$1,729,111
Warrants issued to Hangzhou Lianluo	-	-	-
Warrants redeemed	-	-	-
Fair value change of the issued warrants included in earnings	129,036	(739,616)	(599,865)
Ending balance	$518,666	$389,630	1,129,246

The following is a summary of the warrants activity:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding as of January 1, 2019	125,000	$17.60
Granted	-
Forfeited	-
Exercised	-
Redeemed	-
Outstanding as of December 31, 2019	125,000	$17.60
Granted	-
Forfeited	-
Exercised	-
Redeemed	-
Outstanding as of December 31, 2020	125,000	$17.60

From February to March 2020, the Company consummated three registered direct offerings of 1,373,750 Class A Common Shares and concurrent private placements of warrants to purchase up to 1,373,750 Class A Common Shares with three investors. In late January 2021, 1,255,000 of these warrants were exercised and leaving 118,750 warrants that remain outstanding.

Amount of Underlying Class A Common Shares	118,750
Exercise price	$5.60
Floor Price	$1.44
Expiration Date	September 2, 2025
Issuance Date	March 2, 2020

In accordance with ASC 815-40, the Company accounted for the Warrants as equity instruments.